Loss per share (Details)		12 Months Ended
	Mar. 13, 2018	Dec. 31, 2018 CHF (SFr) shares SFr / shares	Dec. 31, 2017 CHF (SFr) shares SFr / shares	Dec. 31, 2016 CHF (SFr) SFr / shares shares
Earnings per share [abstract]
Loss attributable to owners of the Company | SFr		SFr (11,496,401)	SFr (24,409,474)	SFr (30,662,251)
Weighted average number of shares outstanding		15,900,865	4,374,187	3,432,928
Basic and diluted loss per share (in chf per share) | SFr / shares		SFr (0.72)	SFr (5.58)	SFr (8.93)
Earnings per share [line items]
Reverse-split ratio	10
Options outstanding (in shares)		992,777	225,154
Employee Stock Options
Earnings per share [line items]
Options outstanding (in shares)		992,777
Antidilutive securities excluded from computation of earnings per share (in shares)		459,645	1,676,526
Warrants
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share (in shares)		6,544,791